Supplement to
Fidelity's Michigan
Municipal Funds
February 28, 2004
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

MIS/MIF-04-03 February 28, 2004
1.475738.114

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2004
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

OFS/OFR-04-03 February 28, 2004
1.475823.113

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2004
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Spartan Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

PFR-04-03 February 28, 2004
1.479534.117